Subsequent events (Details)							1 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 23, 2023 USD ($) $ / shares shares	Mar. 20, 2023 USD ($)	Mar. 06, 2023 Center	Jul. 14, 2022 USD ($) $ / shares	Jun. 14, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) director item $ / shares shares	Feb. 28, 2023 USD ($) item	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Aggregate amount received									$ 55,000,000
Warrants issued | shares									0	0	0
Aggregate gross proceeds										$ 35,107,872	$ 9,943,886
Private placement | Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Issuance of common shares (in shares) | shares						2,353,347				2,353,347
Price per share | $ / shares						$ 10.00
Aggregate gross proceeds						$ 23,533,470
Madryn Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Aggregate amount received					$ 55,000,000
Amount of loan					55,000,000
Spread on variable rate (in percent)									9.00%
Maximum outstanding principal amount to be converted					$ 5,000,000
Conversion price | $ / shares					$ 1.90
Restructuring Plan
Disclosure of non-adjusting events after reporting period [line items]
Number of TMS Centers to be closed | Center				50
Number of remaining TMS Centers | Center				133
Subsequent Debt Financing
Disclosure of non-adjusting events after reporting period [line items]
Aggregate amount received			$ 7,750,000
Warrants issued | shares							135,870
Number of shares each warrant converts into | shares	1						1
Exercise price of warrant | $ / shares	$ 1.84						$ 1.84
Warrant expiration period (in years)							5 years
Subsequent Debt Financing | Madryn
Disclosure of non-adjusting events after reporting period [line items]
Number of observers can be appointed | director							1
Subsequent Debt Financing | Madryn Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Number of amendments to credit facility | item							4	4
Number of additional tranches to debt financing | item							4	4
Amount of loan	$ 6,000,000						$ 6,000,000	$ 6,000,000
Maximum outstanding principal amount to be converted	$ 546,000						$ 546,000
Conversion price | $ / shares	$ 1.90						$ 1.90
Subsequent Debt Financing | Madryn Credit Facility | LIBOR
Disclosure of non-adjusting events after reporting period [line items]
Spread on variable rate (in percent)	9.00%						9.00%
Subsequent Debt Financing | Madryn Credit Facility | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Spread on variable rate (in percent)	0.10%						0.10%
Subsequent Debt Financing | Unsecured notes
Disclosure of non-adjusting events after reporting period [line items]
Aggregate amount received							$ 1,750,000
Maximum outstanding principal amount to be converted	$ 1,000,000.0						$ 1,000,000.0
Percentage of conversion price on volume-weighted average trading price							85.00%
Threshold period of volume weighted average trading price (in days)							5 days
Private Placement of Common Shares | Private placement | Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Issuance of common shares (in shares) | shares		11,363,635
Price per share | $ / shares		$ 0.55
Aggregate gross proceeds		$ 6,250,000
TMS Device Supply Arrangement with Neuronetics
Disclosure of non-adjusting events after reporting period [line items]
Account balance payables	$ 5,700,000						$ 5,700,000
Percentage of unpaid balance to be issued as common purchase share warrants in the event of default	200.00%
Discount rate on VWAP for exercise price	20.00%
VWAP period	30 days
TMS Device Supply Arrangement with Neuronetics | Neuronotics note
Disclosure of non-adjusting events after reporting period [line items]
Accounts payable converted to debt	$ 6,000,000.0
TMS Device Supply Arrangement with Neuronetics | Neuronotics note | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Spread on variable rate (in percent)	7.65%						7.65%